SHARE CAPITAL - Non-vested Options (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Options
Non-vested at beginning of year | shares	141,750
Granted | shares	0
Vested | shares	(54,375)
Forfeited and canceled | shares	(33,000)
Non-vested at end of year | shares	54,375
Weighted-average grant-date fair value
Non-vested at beginning of year | $ / shares	$ 1.64
Granted | $ / shares	0
Vested | $ / shares	1.07
Forfeited and canceled | $ / shares	3.52
Non-vested at end of period | $ / shares	$ 1.07